Shareholders' equity - Share capital (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share capital
Number of shares authorised	7,436,994,357	88,718,242,628
Total Par Value	$ 25,660	$ 8,086
Additional withholding tax percentage	10.00%	10.00%	10.00%
Annual provision to legal reserve (as a percent)	10.00%
Percentage of share capital, reserve fund	100.00%
Profit or loss recognised from treasury shares	$ 0
Fixed capital
Share capital
Number of shares authorised	6,786,994,357	80,855,403,803
Total Par Value	$ 25,660	$ 8,086
Fixed capital: Series "F" shares
Share capital
Number of shares authorised	3,464,309,145	67,792,912,762
Total Par Value	$ 13,098	$ 6,779
Fixed capital: Series "B" shares
Share capital
Number of shares authorised	3,322,685,212	13,062,491,041
Total Par Value	$ 12,562	$ 1,307
Authorized unsubscribed capital
Share capital
Number of shares authorised	650,000,000	7,862,838,825
Authorized unsubscribed capital: Series "F" shares
Share capital
Number of shares authorised	331,811,068	7,862,838,825
Authorized unsubscribed capital: Series "B" Shares
Share capital
Number of shares authorised	318,188,932
Series F shares
Share capital
Share capital (as a percent)	51.00%
Series B shares
Share capital
Share capital (as a percent)	49.00%
Subsidiaries
Share capital
Annual provision to legal reserve (as a percent)	5.00%
Percentage of share capital, reserve fund	20.00%